SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Sit Tax-Free Income Fund

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Municipal Bonds - 91.9%

Alabama - 1.9%

AL Hsg. Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	5.05	10/1/45	510,301

AL Hsg. Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	490,000	4.63	10/1/49	481,279

AL Hsg. Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	4.88	10/1/55	500,262

AL Hsg. Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	4.95	10/1/55	501,394

Mobile Co. Limited Obligation Warrants Rev. (Gomesa Proj.) [4]	400,000	4.00	11/1/45	363,696

				2,356,932

Alaska - 0.2%

AK Industrial Dev. & Export Auth. Rev. (GTR Fairbanks Community Hospital Foundation)	250,000	5.00	4/1/33	250,605

Arizona - 0.7%

AZ Industrial Dev. Auth. Rev. (Legacy Cares, Inc. Proj.) 2, 4, [5]	750,000	6.75	7/1/30	17,625

AZ Industrial Dev. Auth. Rev. (Legacy Cares, Inc. Proj.) 2, 4, [5]	100,000	5.50	7/1/31	2,350

AZ Industrial Dev. Auth. Rev. (Legacy Cares, Inc. Proj.) 2, 4, [5]	750,000	7.75	7/1/50	17,625

AZ Industrial Dev. Auth. Rev. (Legacy Cares, Inc. Proj.) 2, 4, [5]	200,000	6.00	7/1/51	4,700

Phoenix AZ Industrial Dev. Auth. Rev. (Christian Care Surprise Inc. Proj.)	500,000	5.50	12/1/50	498,391

Pima Co. Industrial Dev. Auth. Rev. (LA Posada at Pusch Ridge Proj.) [4]	350,000	6.25	11/15/35	384,469

				925,160

Arkansas - 0.2%

Mountain Home City Sales & Use Tax Rev.	405,000	2.00	9/1/38	311,768

California - 4.0%

CA Enterprise Dev. Auth. Rev. (Castilleja School Foundation Proj.)	300,000	4.00	6/1/54	274,008

CA Municipal Finance Auth. Rev. (Aldersly Proj.)	300,000	5.00	5/15/43	320,210

CA Municipal Finance Auth. Rev. (Caritas Proj.)	250,000	4.00	8/15/56	207,663

CA Pollution Control Financing Auth. Rev. (Poseidon Resources) [4]	300,000	5.00	7/1/38	321,054

Encinitas Union School District G.O. Capital Appreciation [6]	500,000	6.75	8/1/35	631,382

Irvine Facs. Financing Auth. Rev. (Gateway Preserve Land Acquisition Proj.) [9]	300,000	5.25	5/1/48	301,091

Orange Co. Community Facs. District No. 2017-1 Special Assessment (Village of Esencia)	500,000	4.00	8/15/45	456,362

Sacramento Co. Water Financing Auth. Rev. (NATL-RE FGIC Insured) [1]	500,000	3.29	6/1/39	470,508

San Francisco City & County Airport Comm-San Francisco International Airport Rev.	500,000	5.25	5/1/55	517,974

Santa Fe Springs Public Financing Auth. Rev. (Road Improvements)	275,000	5.25	6/1/45	297,522

Tracy Joint Unified School District G.O. Capital Appreciation [6]	600,000	7.00	8/1/41	658,340

Val Verde Unified School District G.O. Capital Appreciation (AGM Insured) [6]	500,000	6.13	8/1/34	589,434

				5,045,548

Colorado - 2.0%

CO Educational & Cultural Facs. Auth. Rev. (CO Springs Charter Academy Proj.)	250,000	5.60	7/1/34	250,312

CO Educational & Cultural Facs. Auth. Rev. (Mountain Phoenix Community Proj.) [4]	500,000	6.00	7/1/43	460,129

CO Health Facs. Auth. Rev. (Aberdeen Ridge)	400,000	3.50	5/15/30	393,727

CO Health Facs. Auth. Rev. (Aberdeen Ridge)	415,000	5.00	5/15/44	336,472

CO Health Facs. Auth. Rev. (Aberdeen Ridge)	500,000	5.00	5/15/58	357,531

CO. Hsg. and Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	350,000	5.15	5/1/40	364,075

Reunion Metropolitan District Rev.	547,259	3.63	12/1/44	405,100

				2,567,346

Connecticut - 0.6%

Stamford Hsg. Auth. Rev. (Mozaic Concierge Living Proj.)	750,000	6.50	10/1/55	763,146

DECEMBER 31, 2025	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Florida - 15.8%

Blackburn Creek Community Dev. District Special Assessment (Grand Palm Proj.)	100,000	6.25	5/1/35	102,441

Broward Co. FL Airport System Rev.	500,000	5.00	10/1/45	499,073

Capital Projects Finance Auth. Rev. (Imagine School at North Port Proj.) [4]	500,000	6.50	6/15/55	503,353

Capital Trust Agency Rev. (Tallahassee Tapestry) 2, 4, [5]	550,000	6.75	12/1/35	66,000

Capital Trust Agency Rev. (Tuscan Gardens Senior Living Center) 2, [5]	250,000	7.00	4/1/35	137,500

Capital Trust Auth. Rev. (Academir Charter Schools Inc. Proj.) [4]	500,000	6.50	7/1/55	504,079

Capital Trust Auth. Rev. (The Classical Academy Of Sarasota Proj.) [4]	500,000	6.13	7/1/55	498,767

East Nassau Stewardship District Special Assessment (PDP No. 4 Series 2025 Proj.)	500,000	6.00	5/1/45	518,711

Elevation Pointe Community Dev. District Special Assessment	500,000	4.40	5/1/32	510,724

Entrada Community Dev. District Special Assessment Rev. [4]	400,000	4.00	5/1/52	334,464

Firethorn Community Dev. District Special Assessment	265,000	5.60	5/1/55	263,374

FL Dev. Finance Corp. Rev. (Jensen Dunes Proj.) [4]	400,000	5.00	11/15/30	389,207

FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	765,000	5.05	7/1/47	780,376

FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	705,000	2.75	7/1/50	519,745

FL Municipal Loan Council Special Assessment (Shingle Creek Transit & Utility 2024)	655,000	5.15	5/1/44	669,273

Gramercy Farms Community Dev. District Special Assessment	20,000	6.75	5/1/39	19,255

Grande Pines Community Dev. District Special Assessment	335,000	4.00	5/1/51	278,125

Greater Orlando Aviation Auth. Rev.	500,000	5.00	10/1/49	503,283

Hacienda North Community Dev. District Special Assessment	500,000	6.30	5/1/43	537,815

Heritage Harbour North Community Dev. District Special Assessment	200,000	5.00	5/1/34	208,930

Hillsborough Co. Aviation Auth. Rev. (Tampa International Airport)	750,000	5.50	10/1/49	796,201

Hobe-St Lucie Conservancy District Special Assessment	350,000	5.60	5/1/44	361,055

Hyde Park Community Dev. District No. 1 Special Assessment	500,000	5.25	5/1/34	514,863

KD52 Community Dev. District No. 1 Special Assessment	350,000	6.13	5/1/56	350,353

Lakes of Sarasota Community Dev. District No. 2 Special Assessment	350,000	5.20	5/1/35	361,841

Lakes of Sarasota Community Dev. District Special Assessment	85,000	3.88	5/1/31	85,836

Lakes of Sarasota Community Dev. District Special Assessment	200,000	4.13	5/1/31	203,010

Lakes of Sarasota Community Dev. District Special Assessment	205,000	4.30	5/1/51	174,690

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood National)	300,000	5.25	5/1/37	304,514

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood National)	300,000	5.38	5/1/47	301,269

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood Ranch)	400,000	5.00	5/1/36	401,439

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood Ranch)	330,000	5.55	5/1/54	333,867

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Webb Proj.) [4]	320,000	5.00	5/1/37	324,204

Lakewood Ranch Stewardship District Special Assessment (Calusa Proj.)	250,000	5.90	5/1/55	256,788

Lakewood Ranch Stewardship District Special Assessment (Palm Grove Proj.)	480,000	5.25	5/1/44	488,774

Lakewood Ranch Stewardship District Special Assessment (Southeast Proj.)	1,000,000	6.00	5/1/56	1,032,399

Lakewood Ranch Stewardship District Utility Rev. (System Acquisition Proj.) (AGM Insured)	500,000	5.25	10/1/53	523,378

Laurel Road Community Dev. District Special Assessment	210,000	3.13	5/1/31	200,671

LT Ranch Community Dev. District Special Assessment	300,000	5.90	5/1/53	308,212

Marshall Creek Community Dev. District Cap. Improvement Special Assessment Rev.	150,000	5.00	5/1/32	150,128

Meadow View at Twin Creeks Community Dev. District Special Assessment	220,000	3.75	5/1/52	170,520

Meadow View at Twin Creeks Community Dev. District Special Assessment	245,000	4.00	5/1/52	199,384

New River Community Dev. District Cap. Improvement Special Assessment Rev. 2, 5, [15]	230,000	5.00	N/A	2

North River Ranch Improvement Stewardship District Special Assessment Rev.	305,000	5.75	5/1/33	322,109

North River Ranch Improvement Stewardship District Special Assessment Rev.	250,000	6.80	5/1/35	250,218

2

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

North River Ranch Improvement Stewardship District Special Assessment Rev.	400,000	6.50	5/1/44	429,497

Palm Beach Co. Health Facs. Auth. Rev. (Green Cay Life Plan Village Proj.) [4]	500,000	11.50	7/1/27	500,000

Palm Beach Co. Health Facs. Auth. Rev. (Lifespace Communities, Inc.)	500,000	4.00	5/15/53	384,516

Pensacola Airport Rev.	500,000	5.50	10/1/55	525,868

River Landing Community Dev. District	300,000	4.35	5/1/51	265,274

Rolling Hills Community Dev. District Special Assessment	120,000	3.65	5/1/32	115,055

Trout Creek Community Dev. District Special Assessment	300,000	5.38	5/1/38	306,289

Village Community Dev. District No. 16 Special Assessment	500,000	5.13	5/1/56	499,644

Waterset South Community Dev. District Special Assessment	500,000	5.90	5/1/42	527,798

Windward at Lakewood Ranch Community Dev. District Special Assessment	200,000	4.50	5/1/50	178,846

				19,993,007

Georgia - 2.4%

Clarke Co. Hospital Auth. Rev. (Piedmont Healthcare)	350,000	5.00	7/1/46	350,871

Fulton Co. Dev. Auth. Rev. (Woodruff Arts Center)	500,000	5.00	3/15/44	506,343

GA Hsg. & Finance Auth. Rev.	1,000,000	5.05	12/1/45	1,023,111

Gainesville & Hall Co. Dev. Auth. Rev. (Lanier Christian Academy, inc. Proj.) [4]	640,000	6.25	9/1/44	611,635

Gainesville Hospital Auth. Rev. (Northeast Georgia Health System, Inc. Proj.)	500,000	5.00	2/15/37	510,497

				3,002,457

Idaho - 0.3%

ID Health Facs. Authority Rev. (Terraces Boise Proj.)	500,000	4.50	10/1/50	431,690

Illinois - 4.4%

Burbank Educational Facs. Rev. (Intercultural Montessori Language School) [4]	500,000	6.00	9/1/35	500,138

Chicago O’Hare International Airport Rev. (Senior Lien)	500,000	5.25	1/1/48	514,160

Chicago O’Hare International Airport Rev. (Senior Lien) (AGM Insured)	500,000	5.50	1/1/53	516,121

Galesburg Rev. (Knox College Proj.)	500,000	6.00	10/1/45	512,406

IL Fin. Auth. Educational Facs. Rev. (Rogers Park Montessori School Proj.) [4]	250,000	6.25	8/1/45	258,454

IL Fin. Auth. Rev. (Christian Homes, Inc.) 2, [5]	160,410	5.00	5/15/36	8,020

IL Fin. Auth. Rev. (Edward Elmhurst Healthcare)	1,000,000	5.00	1/1/44	1,049,339

IL Fin. Auth. Sports Facs. Rev. (North Shore Ice Arena Proj.)	1,000,000	6.25	12/1/38	697,748

IL Sports Facilities Auth. Rev. (State Tax Supported) (AGM Insured)	1,000,000	5.25	6/15/31	1,015,996

Malta Tax Allocation Rev. 2, 5, [15]	1,921,000	5.75	N/A	461,040

				5,533,422

Indiana - 1.5%

IN Finance Auth. Rev. (Indiana Masonic Home Proj.)	350,000	5.38	5/1/50	349,507

IN Hsg. & Community Dev. Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	1,500,000	4.80	7/1/54	1,490,189

				1,839,696

Iowa - 0.6%

IA Fin. Auth. Rev. (Lifespace Communities, Inc.)	500,000	4.00	5/15/53	384,516

IA Fin. Auth. Rev. (Lifespace Communities, Inc.)	530,000	4.00	5/15/55	399,715

				784,231

Kentucky - 0.5%

Boyle Co. Educational Facs. Auth. Rev. (Centre College)	600,000	5.25	6/1/49	605,464

Louisiana - 3.2%

Capital Area Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	250,000	5.00	10/1/50	251,010

Capital Area Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	5.50	10/1/53	519,267

LA Hsg. Fin. Agy. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	5.05	6/1/45	512,477

DECEMBER 31, 2025	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

LA Hsg. Fin. Agy. Single Family Mtg. Rev. (Home Ownership Prog.) (GNMA/FHLMC Collateralized)	385,000	2.50	12/1/45	284,689

LA Hsg. Fin. Agy. Single Family Mtg. Rev. (Home Ownership Prog.) (GNMA/FHLMC Collateralized)	450,000	5.75	6/1/54	486,574

LA Local Government Environmental Facilities & Community Development Auth.	500,000	6.00	11/15/30	500,370

LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	200,000	5.65	11/1/37	209,428

LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	310,000	4.00	11/1/44	284,606

LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	615,000	4.00	11/1/46	549,955

LA Public Facs. Auth. Rev. (Tulane Univ. Proj.) (NATL-RE Insured) [1]	435,000	3.46	2/15/36	429,781

				4,028,157

Massachusetts - 1.1%

MA Dev. Finance Agy. Rev. (Orchard Cove, Inc.)	400,000	5.00	10/1/49	392,992

MA Education Finance Auth. Education Rev.	1,000,000	3.00	7/1/51	682,471

MA Housing Finance Agy. Rev.	400,000	3.85	12/1/47	359,191

				1,434,654

Michigan - 4.6%

Allen Park G.O. (BAM Insured)	300,000	3.25	5/1/34	299,397

Grand Rapids Economic Dev. Corp. Rev. (Beacon Hill at Eastgate Proj.)	255,000	6.00	11/1/50	251,707

MI Finance Auth. Rev. (Holly Academy Proj.)	300,000	3.00	12/1/31	279,255

MI Finance Auth. Rev. (Madison Academy Proj.)	155,000	4.25	12/1/39	136,737

MI Hsg. Dev. Auth. Rev.	2,000,000	2.75	6/1/51	1,466,549

MI Hsg. Dev. Auth. Rev.	3,500,000	2.50	6/1/52	2,381,198

MI Hsg. Dev. Auth. Rev.	685,000	4.95	12/1/53	684,276

MI Public Educational Facs. Auth. Rev. (Chandler Park Academy)	115,000	6.35	11/1/28	115,095

Northern Michigan University Rev.	250,000	5.50	6/1/55	267,400

				5,881,614

Minnesota - 0.2%

Apple Valley Rev. (Senior Living, LLC Proj.)	475,000	5.00	1/1/47	260,218

Mississippi - 0.5%

MS Development Bank Rev. (Green Bond-Hancock County) [4]	600,000	4.55	11/1/39	607,920

Missouri - 2.1%

Joplin Industrial Dev. Auth. Rev. (32nd Street Place Community Improvement Dist. Proj.)	115,000	3.50	11/1/40	108,113

Kansas City Industrial Dev. Auth. Rev. (United Methodist Retirement Home, Inc.) 2, [5]	118,010	2.00	11/15/46	12

Kansas City Industrial Dev. Auth. Rev. (United Methodist Retirement Home, Inc.) 2, [5]	264,421	5.00	11/15/46	100,480

MO Hsg. Dev. Commission Rev. (GNMA/FNMA/FHLMC Collateralized)	960,000	5.00	11/1/48	972,426

MO Hsg. Dev. Commission Rev. (GNMA/FNMA/FHLMC Collateralized)	435,000	2.50	5/1/50	306,338

MO Hsg. Dev. Commission Rev. (GNMA/FNMA/FHLMC Collateralized)	350,000	2.40	11/1/51	230,742

MO Hsg. Dev. Commission Rev. (GNMA/FNMA/FHLMC Collateralized)	1,000,000	5.05	11/1/55	1,004,930

				2,723,041

Montana - 0.2%

MT Board of Housing Single Family Rev.	400,000	2.40	12/1/45	289,399

Nevada - 1.0%

Las Vegas NV Special Improvement District No. 817 Special Assessment (Summerlin Village 29)	300,000	6.00	6/1/48	316,601

NV Hsg. Division Rev. (GNMA/FNMA/FHLMC Collateralized)	750,000	2.60	4/1/46	558,581

NV Hsg. Division Rev. (GNMA/FNMA/FHLMC Collateralized)	495,000	2.45	10/1/51	330,857

				1,206,039

New Hampshire - 1.0%

New Hampshire Business Finance Auth. Rev. (Pennichuck Water Works, Inc.)	450,000	5.50	4/1/54	450,671

4

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

New Hampshire Business National Finance Auth. Rev. (Grace Christian School Proj.)	300,000	5.75	8/1/55	295,031

New Hampshire Business National Finance Auth. Rev. (Grand Pines Proj.) [4]	250,000	5.63	6/1/39	250,080

New Hampshire Business National Finance Auth. Rev. (Katy Court Proj. Dev.) [4]	250,000	5.88	12/1/32	250,109

				1,245,891

New Mexico - 0.3%

NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	495,000	2.35	7/1/51	330,523

New York - 5.1%

Build NYC Resource Corp. Rev. (Senior Airport Facilities)	300,000	5.50	7/1/55	309,919

Hempstead Town Local Development Corp. Rev. (Hofstra University Proj.)	350,000	4.00	7/1/33	350,170

New York City Housing Development Corp. Multifamily Mtg. Rev.	300,000	4.05	11/1/41	289,666

New York Transportation Dev. Corp. Rev.	500,000	6.00	6/30/55	527,983

New York Transportation Dev. Corp. Rev.	500,000	5.50	6/30/60	504,049

New York Transportation Dev. Corp. Rev. (AGC Insured)	1,000,000	5.25	12/31/54	1,013,798

New York Transportation Dev. Corp. Rev. (AGM Insured)	300,000	5.50	6/30/44	313,473

NY State Mortgage Agency Homeowner Mortgage Rev.	1,000,000	2.45	10/1/45	732,583

NY State Mortgage Agency Homeowner Mortgage Rev.	980,000	2.50	10/1/46	711,826

NY State Mortgage Agency Homeowner Mortgage Rev.	710,000	3.30	10/1/47	574,223

NY State Mortgage Agency Homeowner Mortgage Rev.	1,625,000	2.55	4/1/50	1,133,408

				6,461,098

North Carolina - 0.7%

Mecklenburg Co. Rev. (Little Rock Apts)	420,000	5.38	1/1/36	420,920

NC Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	490,000	5.00	7/1/46	500,411

				921,331

North Dakota - 0.9%

ND Housing Finance Agency Rev.	925,000	2.50	7/1/44	692,593

ND Housing Finance Agency Rev.	500,000	5.10	7/1/48	509,248

				1,201,841

Ohio - 7.3%

Bedford City School District G.O. (BAM Insured)	750,000	5.50	12/1/50	793,632

Columbus Regional Airport Auth. Rev. (John Glenn Columbus International Airport)	725,000	5.50	1/1/50	765,723

Euclid Public Library G.O.	300,000	5.00	12/1/49	306,827

Hamilton Co. Rev. (Life Enriching Communities)	500,000	5.50	1/1/50	509,081

North Ridgeville City School District G.O.	300,000	5.25	12/1/54	305,806

OH Housing Fin. Agy. Rev.	1,800,000	2.45	9/1/51	1,203,900

OH Housing Fin. Agy. Rev. (First-Time Homebuyer Program) (GNMA/FNMA/FHLMC Collateralized)	500,000	2.90	9/1/45	396,901

OH Housing Fin. Agy. Rev. (GNMA/FNMA/FHLMC Collateralized)	1,265,000	5.10	9/1/47	1,296,790

OH Housing Fin. Agy. Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	5.20	9/1/50	512,741

OH Housing Fin. Agy. Rev. (GNMA/FNMA/FHLMC Collateralized)	965,000	2.75	9/1/51	703,611

OH Housing Fin. Agy. Rev. (GNMA/FNMA/FHLMC Collateralized)	990,000	4.70	9/1/54	990,106

OH Housing Fin. Agy. Rev. (Middletown Phase Two Proj.) [4]	500,000	6.25	3/1/26	501,250

St Bernard OH Rev. (AGM Insured)	500,000	5.00	12/1/43	500,425

Xenia OH G.O. (BAM Insured)	500,000	5.00	12/1/54	513,097

				9,299,890

Oregon - 0.8%

OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	500,000	2.35	1/1/44	364,812

DECEMBER 31, 2025	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	1,000,000	2.38	1/1/45	703,266

				1,068,078

Pennsylvania - 2.8%

Butler Co. General Authority Rev. (School District Proj.) (AGM G.O. of District) [1]	460,000	3.55	10/1/34	449,800

Cumberland Municipal Auth. Rev. (Messiah Village Proj.)	500,000	5.50	6/1/51	502,914

PA Higher Educational Assistance Agy. Rev.	265,000	2.63	6/1/42	240,268

PA Hsg. Finance Agency Rev.	500,000	5.10	10/1/45	511,906

PA Hsg. Finance Agency Rev.	1,000,000	5.00	10/1/50	1,009,146

Philadelphia Airport Rev.	425,000	5.00	7/1/37	432,442

Philadelphia Industrial Dev. Auth. Rev. (Charter School Proj.)	350,000	5.63	8/1/36	351,623

				3,498,099

South Carolina - 2.8%

Berkeley Co. Nexton Improvement District Special Assessment	350,000	4.25	11/1/40	330,870

SC Jobs-Economic Dev. Auth. Rev. (Carealliance Health Services)	500,000	5.25	8/15/46	500,898

SC Jobs-Economic Dev. Auth. Rev. (River Academy Proj.) [4]	325,000	7.00	6/15/43	333,320

SC Jobs-Economic Dev. Auth. Rev. (Seafields at Kiawah Island Proj.)	500,000	7.50	11/15/53	528,592

SC State Hsg. Finance & Dev. Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	495,000	4.70	1/1/55	495,365

SC State Hsg. Finance & Dev. Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	1,000,000	5.00	1/1/55	1,006,989

SC State Hsg. Finance & Dev. Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	300,000	4.95	7/1/55	301,621

				3,497,655

Tennessee - 4.2%

Metropolitan Govt. Nashville & Davidson County Health & Edu. Facs. Board Rev. (Blakford at Green Hills)	895,000	4.00	11/1/45	763,219

Metropolitan Nashville Airport Auth. Rev.	300,000	5.00	7/1/49	302,590

Nashville Metropolitan Dev. & Hsg. Agency Tax Allocation [4]	300,000	5.13	6/1/36	304,746

Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) 2, 5, [15]	1,850,000	5.35	N/A	185

Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) 2, [5]	7,875,000	5.55	1/1/29	788

Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) 2, [5]	1,630,000	6.00	1/1/29	16

TN Hsg. Dev. Agency Rev.	815,000	2.55	1/1/45	614,020

TN Hsg. Dev. Agency Rev.	1,485,000	2.38	7/1/46	1,061,305

TN Hsg. Dev. Agency Rev.	385,000	2.55	7/1/46	283,075

TN Hsg. Dev. Agency Rev.	730,000	5.05	7/1/48	744,142

TN Hsg. Dev. Agency Rev.	990,000	2.50	7/1/51	681,951

TN Hsg. Dev. Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	5.35	7/1/48	519,836

				5,275,873

Texas - 12.4%

Arlington Higher Education Finance Corp., Education Rev. (Pineywoods Community Academy)	750,000	2.38	8/15/51	480,501

Brazos Higher Education Auth., Inc. Rev. (Subordinate Student Loan)	1,000,000	3.00	4/1/40	826,005

Clifton Higher Education Finance Corp. Rev. (Aristoi Classical Academy)	500,000	6.00	8/15/50	492,022

Clifton Higher Education Finance Corp. Rev. (International Leadership of Texas, Inc.)	250,000	5.25	2/15/49	260,492

Dallas Special Tax (Fair Park Venue Proj.) 1, [4]	250,000	6.25	8/15/53	250,138

El Paso Hsg. Finance Corp. Rev. (GNMA Collateralized)	770,000	5.20	3/1/55	790,406

Houston Airport System Rev. (AGM Insured)	1,000,000	5.25	7/1/48	1,033,200

New Hope Cultural Education Fac. Corp. Rev. (Cardinal Bay) 2, [15]	260,000	4.00	N/A	260,000

New Hope Cultural Education Fac. Corp. Rev. (Cardinal Bay) [2]	460,000	4.00	7/1/26	358,800

New Hope Cultural Education Facs. Finance Corp. Rev.	500,000	6.50	10/1/55	516,508

New Hope Cultural Education Facs. Finance Corp. Rev. (Buckingham Senior Living Community, Inc.) [1]	540,977	2.00	11/15/61	232,631

6

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

New Hope Cultural Education Facs. Finance Corp. Rev. (Wesleyan Homes, Inc. Proj.)	750,000	5.00	1/1/55	670,350

North Central Texas Health Facility Development Corp. (CC Young Memorial Home) 2, 5, [15]	204,000	5.38	N/A	161,160

TX Affordable Hsg. Corp. Rev. (GNMA Collateralized)	500,000	5.00	3/1/49	515,406

TX Department of Housing & Community Affairs (GNMA Collateralized)	500,000	3.00	9/1/45	404,006

TX Department of Housing & Community Affairs (GNMA Collateralized)	985,000	2.50	7/1/51	678,506

TX Department of Housing & Community Affairs (GNMA Collateralized)	1,750,000	3.13	1/1/52	1,358,712

TX Department of Housing & Community Affairs (GNMA Collateralized)	500,000	5.00	1/1/49	513,688

TX Department of Housing & Community Affairs (GNMA Collateralized)	1,000,000	5.00	1/1/50	1,010,324

TX Department of Housing & Community Affairs (GNMA Collateralized)	750,000	5.25	9/1/52	769,621

TX Department of Housing & Community Affairs (GNMA Collateralized)	1,500,000	5.25	1/1/53	1,529,124

TX Department of Housing & Community Affairs (GNMA Collateralized)	1,000,000	5.25	9/1/53	1,021,665

TX Department of Housing & Community Affairs (GNMA Collateralized)	1,500,000	5.13	1/1/54	1,537,859

				15,671,124

Utah - 2.2%

Fields Estates Public Infrastructure District Special Assessment (Fields Estates Assessment Area) [4]	500,000	5.25	12/1/53	488,045

Jordanelle Ridge Public Infrastructure District No. 2 G.O. [4]	500,000	7.75	3/1/54	521,945

Panorama Public Infrastructure District No. 1 G.O. [4]	500,000	6.25	3/1/55	503,320

UT Charter School Finance Auth. Rev. (Mountain Sunrise Academy) [4]	495,000	3.50	12/15/31	457,878

UT Charter School Finance Auth. Rev. (Wasatch Peak Academy Proj.)	325,000	5.00	10/15/49	328,980

UT Hsg. Corp. Single Family Mtg. Rev.	5,000	5.75	1/1/33	5,009

UT Hsg. Corp. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	470,000	5.00	1/1/54	477,091

				2,782,268

Virginia - 0.3%

VA Beach Dev. Auth. Rev. (Westminster Canterbury Proj.)	320,000	6.25	9/1/30	323,559

Washington - 0.6%

King Co. Hsg. Auth. Rev.	250,000	5.38	7/1/45	261,685

WA State Hsg. Finance Commission Rev. (Horizon House Proj.)	500,000	6.25	1/1/56	498,812

				760,497

West Virginia - 0.5%

WV Hsg. Dev. Fund Rev.	500,000	2.50	11/1/51	343,575

WV Hsg. Dev. Fund Rev.	250,000	5.13	11/1/55	254,375

				597,950

Wisconsin - 2.0%

Public Finance Auth. Rev. (Grand Hyatt San Antonio Hotel Acquisition Proj.)	500,000	5.00	2/1/52	493,587

Public Finance Auth. Rev. (Grand Hyatt San Antonio Hotel Acquisition Proj.) [4]	500,000	6.00	2/1/62	512,784

Public Finance Auth. Rev. (Legacy Hills Proj.) [4]	500,000	6.00	11/15/45	485,225

Public Finance Auth. Rev. (Viticus Group Proj.) [4]	250,000	6.25	12/1/45	253,960

WI Public Finance Auth. Rev. (Delray Beach Radiation Therapy) 2, 4, [5]	750,000	6.25	11/1/28	259,425

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, 4, [5]	16,520	9.00	1/1/46	100

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, 4, [5]	16,287	9.00	1/1/47	98

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, 4, [5]	447	12.00	1/1/47	3

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, 4, [5]	16,171	9.00	1/1/48	97

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, 4, [5]	390	12.00	1/1/48	2

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, 4, [5]	16,055	9.00	1/1/49	97

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, 4, [5]	384	11.00	1/1/49	2

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, 4, [5]	15,822	9.00	1/1/50	95

DECEMBER 31, 2025	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, 4, [5]	372	11.00	1/1/50	2

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, 4, [5]	17,334	9.00	1/1/51	104

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, 4, [5]	365	11.00	1/1/51	2

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 1, 2, [4]	438,536	3.75	7/1/51	299,400

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, 4, [5]	17,218	9.00	1/1/52	104

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, 4, [5]	475	10.00	1/1/52	3

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, 4, [5]	16,985	9.00	1/1/53	102

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, 4, [5]	469	10.00	1/1/53	3

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, 4, [5]	16,869	9.00	1/1/54	101

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, 4, [5]	453	10.00	1/1/54	3

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, 4, [5]	444	9.00	1/1/55	3

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, 4, [5]	16,636	9.00	1/1/55	100

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, 4, [5]	16,404	9.00	1/1/56	98

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, 4, [5]	434	9.00	1/1/56	3

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, 4, [5]	16,287	9.00	1/1/57	98

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, 4, [5]	481	9.00	1/1/57	3

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, 4, [5]	16,055	9.00	1/1/58	96

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, 4, [5]	469	9.00	1/1/58	3

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, 4, [5]	456	9.00	1/1/59	3

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, 4, [5]	15,938	9.00	1/1/59	95

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, 4, [5]	447	8.00	1/1/60	3

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, 4, [5]	15,822	9.00	1/1/60	95

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, 4, [5]	440	8.00	1/1/61	3

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, 4, [5]	15,589	9.00	1/1/61	93

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, 4, [5]	428	8.00	1/1/62	3

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, 4, [5]	15,473	9.00	1/1/62	93

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, 4, [5]	419	8.00	1/1/63	2

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, 4, [5]	15,240	9.00	1/1/63	91

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, 4, [5]	409	8.00	1/1/64	2

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, 4, [5]	15,124	9.00	1/1/64	90

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, 4, [5]	403	7.00	1/1/65	2

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, 4, [5]	15,008	9.00	1/1/65	90

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, 4, [5]	434	7.00	1/1/66	3

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, 4, [5]	14,775	9.00	1/1/66	88

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, 4, [5]	5,235	5.00	1/1/67	31

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, 4, [5]	192,429	9.00	1/1/67	1,148

WI Public Finance Auth. Rev. (MD Proton Treatment Center) 2, 4, [5]	500,000	6.13	1/1/33	225,000

				2,532,638

Total Municipal Bonds (Cost: $142,351,592)				116,309,829

	Quantity

Investment Companies - 4.4%

BlackRock MuniHoldings Fund, Inc. (MHD)	19,518			229,141

BlackRock MuniHoldings Quality Fund II, Inc. (MUE)	30,464			305,554

BlackRock MuniYield Quality Fund III, Inc. (MYI)	36,183			393,309

8

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2025

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

DWS Municipal Income Trust (KTF)	76,592	696,221

Invesco Advantage Municipal Income Trust II (VKI)	55,874	509,571

Invesco Municipal Opportunity Trust (VMO)	62,240	595,637

Invesco Municipal Trust (VKQ)	67,772	654,000

Invesco Pennsylvania Value Municipal Income Trust (VPV)	3,459	36,181

Invesco Quality Municipal Income Trust (IQI)	78,114	778,016

Invesco Trust for Investment Grade Municipals (VGM)	56,447	585,355

Nuveen AMT-Free Municipal Credit Income Fund (NVG)	32,623	413,007

Nuveen AMT-Free Quality Municipal Income Fund (NEA)	23,612	274,608

Nuveen Quality Municipal Income Fund (NAD)	7,010	84,260

Total Investment Companies (cost: $6,788,244)		5,554,860

Total Investments in Securities - 96.3% (cost: $149,139,836)		121,864,689

Other Assets and Liabilities, net - 3.7%		4,724,653

Net Assets - 100.0%		$126,589,342

1

Variable rate security. Rate disclosed is as of December 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

2	Security considered illiquid by the Investment Adviser. The total value of such securities as of December 31, 2025 was $2,383,385 and represented 1.9% of net assets.
4

144A Restricted Security. The total value of such securities as of December 31, 2025 was $13,613,740 and represented 10.8% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

5

The issuer is in default of interest or principal payments, or other debt covenants. Income is not being accrued. The total value of such securities as of December 31, 2025 was $1,465,185 and represented 1.2% of net assets.

6	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying.
9

Municipal Lease Security. The total value of such securities as of December 31, 2025 was $301,091 and represented 0.2% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

15	Securities with a “N/A” maturity date have passed their stated maturity date and have pending restructuring arrangements.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of December 31, 2025 is as follows:

	Investment in Securities

	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Municipal Bonds	—	116,309,829	—	116,309,829
Investment Companies	5,554,860	—	—	5,554,860

Total:	5,554,860	116,309,829	—	121,864,689

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant policies, including valuation of investments, refer to the Fund’s most recent annual report.

DECEMBER 31, 2025	9